Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,823	$ 3,240	$ 3,232
Accounts receivable	0	1,000	556
Prepaid expenses	255	384	421
Other current assets	11	11	16
Total current assets	3,089	4,635	4,225
Property and equipment, net	66	0
Other investment	5,350	5,350	5,350
Total assets	8,505	9,985	9,575
Current liabilities:
Accounts payable	457	508	390
Accrued research and development costs	148	198	52
Accrued expenses and other current liabilities	1,109	194	283
Total current liabilities	1,714	900	725
Commitments and contingencies (Note 6)	0	0	0
Stockholders' equity
Preferred stock, no par value, 100,000,000 shares authorized and 351,037 shares of Series A convertible preferred stock issued and outstanding at March 31, 2026 and December 31, 2025	0	0	0
Common stock, no par value, 400,000,000 shares authorized at March 31, 2026 and December 31, 2025; 4,330,314 and 3,925,314 shares issued at March 31, 2026 and December 31, 2025, respectively; 4,241,260 and 3,821,236 shares outstanding at March 31, 2026 and December 31, 2025, respectively	0	0	0
Paid-in capital	280,988	280,105	276,342
Accumulated deficit	(274,197)	(271,020)	(267,492)
Total stockholders' equity	6,791	9,085	8,850
Total liabilities and stockholders' equity	$ 8,505	$ 9,985	$ 9,575